Blue Horizon BNE ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 99.7%
	AUSTRALIA - 5.1%
	Basic Materials - 5.1%
8,371	IGO, Ltd.		$85,943
10,965	Iluka Resources, Ltd.		83,446
30,545	Pilbara Minerals, Ltd. (a)		102,238
66,199	Syrah Resources, Ltd. (a)		102,624
			374,251
			374,251
	BELGIUM - 1.1%
	Basic Materials - 1.1%
2,099	Umicore SA		78,943
			78,943
	BRAZIL - 2.6%
	Basic Materials - 1.3%
5,046	Vale SA - ADR		94,259
	Industrial - 1.3%
12,303	WEG SA		92,621
			186,880
	CANADA - 5.5%
	Basic Materials - 3.9%
2,952	Cameco Corporation		82,364
3,533	First Quantum Minerals, Ltd.		81,735
9,804	Largo, Inc. (a)		62,159
2,291	Lithium Americas Corporation (a)		57,802
			284,060
	Energy - 0.9%
1,571	Canadian Solar, Inc. (a)		66,092
	Industrial - 0.7%
9,663	Li-Cycle Holdings Corporation (a)		52,567
			402,719
	CHINA - 7.8%
	Basic Materials - 2.9%
147,000	CMOC Group, Ltd. - H-Shares		84,766
7,400	Ganfeng Lithium Group Company, Ltd. - H-Shares		67,311
6,400	Tianqi Lithium Corporation - H-Shares (a)		59,072
			211,149
	Consumer, Cyclical - 3.4%
2,000	BYD Company, Ltd. - H-Shares		62,512
2,357	Li Auto, Inc. - ADR (a)		58,689
3,709	NIO, Inc. - ADR (a)		44,768
34,000	Yadea Group Holdings, Ltd.		77,468
			243,437
	Energy - 0.9%
1,206	JinkoSolar Holding Company, Ltd. - ADR (a)		67,994
	Industrial - 0.6%
43,800	Xinjiang Goldwind Science & Technology Company, Ltd. - H-Shares		44,702
			567,282
	DENMARK - 1.1%
	Energy - 1.1%
2,767	Vestas Wind System AS		80,298
			80,298
	FINLAND - 2.0%
	Energy - 0.9%
1,370	Neste Oyj		65,214
	Industrial - 1.1%
8,423	Wartsila OYJ Abp		79,769
			144,983
	FRANCE - 3.2%
	Basic Materials - 1.2%
530	Air Liquide SA		84,073
	Energy - 0.8%
1,652	Neoen SA		61,593
	Industrial - 1.2%
542	Schneider Electric SE		87,307
			232,973
	GERMANY - 7.6%
	Basic Materials - 1.3%
1,667	BASF SE		94,867
	Consumer, Cyclical - 3.6%
935	Bayerische Motoren Werke AG		94,671
1,228	Mercedes-Benz Group AG		90,889
420	Volkswagen AG		73,233
			258,793
	Industrial - 1.4%
673	Siemens AG		104,447
	Technology - 1.3%
2,755	Infineon Technologies AG		98,484
			556,591
	HONG KONG - 1.0%
	Industrial - 1.0%
5,500	Techtronic Industries Company, Ltd.		70,587
			70,587
	IRELAND - 1.1%
	Industrial - 1.1%
442	Trane Technologies plc		79,171
			79,171
	ISRAEL - 1.1%
	Energy - 1.1%
240	SolarEdge Technologies, Inc. (a)		76,591
			76,591
	JAPAN - 2.9%
	Consumer, Cyclical - 2.9%
1,200	Denso Corporation		64,335
8,500	Panasonic Holdings Corporation		78,434
4,500	Toyota Motor Corporation		65,625
			208,394
			208,394
	MALAYSIA - 1.0%
	Basic Materials - 1.0%
11,261	Lynas Rare Earths, Ltd. (a)		74,510
			74,510
	MEXICO - 1.5%
	Basic Materials - 1.5%
1,414	Southern Copper Corporation		106,347
			106,347
	NETHERLANDS - 4.3%
	Consumer, Cyclical - 1.1%
4,945	Stellantis NV		77,206
	Industrial - 2.2%
669	Alfen NV (a)		61,744
2,570	AMG Advanced Metallurgical Group NV		99,755
			161,499
	Technology - 1.0%
402	NXP Semiconductors NV		74,093
			312,798
	NEW ZEALAND - 1.0%
	Utilities - 1.0%
21,933	Meridian Energy, Ltd.		75,548
			75,548
	NORWAY - 1.0%
	Energy - 1.0%
44,560	NEL ASA (a)		75,663
			75,663
	REPUBLIC OF KOREA - 8.6%
	Basic Materials - 1.2%
150	LG Chem, Ltd.		84,023
	Communications - 1.2%
158	Samsung SDI Company, Ltd.		87,863
	Consumer, Cyclical - 1.2%
208	LG Energy Solution, Ltd. (a)		87,976
	Energy - 0.8%
458	SK Innovation Company, Ltd. (a)		60,271
	Industrial - 4.2%
2,509	Doosan Fuel Cell Company, Ltd. (a)		67,624
832	Ecopro BM Company, Ltd.		67,408
403	L&F Company, Ltd.		67,396
583	POSCO Chemical Company, Ltd.		106,018
			308,446
			628,579
	RUSSIAN FEDERATION - 0.0% (b)
	Basic Materials - 0.0% (b)
2,645	MMC Norilsk Nickel PJSC - ADR (c)(d)		26
			26
	SPAIN - 1.0%
	Utilities - 1.0%
6,415	Iberdrola SA		74,860
			74,860
	SWITZERLAND - 2.3%
	Basic Materials - 1.1%
12,078	Glencore plc		80,472
	Industrial - 1.2%
2,428	ABB, Ltd.		83,907
119	Accelleron Industries AG (a)		2,794
			86,701
			167,173
	TAIWAN - 0.8%
	Industrial - 0.8%
2,152	Advanced Energy Solution Holding Company, Ltd.		56,192
			56,192
	UNITED KINGDOM - 1.1%
	Basic Materials - 1.1%
237	Linde plc		78,433
			78,433
	UNITED STATES - 35.0% (e)
	Basic Materials - 6.1%
267	Air Products and Chemicals, Inc.		85,576
247	Albemarle Corporation		69,518
1,307	Alcoa Corporation		68,278
2,188	Freeport-McMoRan, Inc.		97,629
2,281	Livent Corporation (a)		59,124
1,935	MP Materials Corporation (a)		62,907
			443,032
	Communications - 1.0%	`
2,488	Uber Technologies, Inc. (a)		76,954
	Consumer, Cyclical - 5.0%
7,397	EVgo, Inc. (a)		50,965
4,563	Ford Motor Company		61,646
1,802	General Motors Company		70,855
11,070	Proterra, Inc. (a)		56,457
14,721	SES AI Corporation (a)		48,579
10,582	Solid Power, Inc. (a)		35,450
229	Tesla, Inc. (a)		39,667
			363,619
	Consumer, Non-cyclical - 1.9%
11,474	Vivint Smart Home, Inc. (a)		137,458
	Energy - 5.8%
242	Enphase Energy, Inc. (a)		53,574
605	First Solar, Inc. (a)		107,448
3,954	Fluence Energy, Inc. (a)		95,450
836	NextEra Energy Partners LP		61,279
2,597	Plug Power, Inc. (a)		44,201
2,196	Sunrun, Inc. (a)		57,711
			419,663
	Financial - 0.9%
1,754	Hannon Armstrong Sustainable Infrastructure Capital, Inc.		64,740
	Industrial - 9.1%
388	Acuity Brands, Inc.		73,146
735	AeroVironment, Inc. (a)		65,393
2,871	Bloom Energy Corporation - Class A (a)		71,574
4,872	ChargePoint Holdings, Inc. (a)		59,146
352	Honeywell International, Inc.		73,385
1,420	Itron, Inc. (a)		81,608
1,268	Johnson Controls International plc		88,215
764	Stanley Black & Decker, Inc.		68,233
599	Universal Display Corporation		79,385
			660,085
	Technology - 1.6%
971	ON Semiconductor Corporation (a)		71,320
618	Wolfspeed, Inc. (a)		47,592
			118,912
	Utilities - 3.6%
1,094	Ameresco, Inc. - Class A (a)		70,530
798	NextEra Energy, Inc.		59,555
751	Ormat Technologies, Inc.		69,505
924	Xcel Energy, Inc.		63,542
			263,132
			2,547,595
	TOTAL COMMON STOCKS (Cost $7,237,770)		7,257,387

	SHORT-TERM INVESTMENTS - 0.3%
20,074	First American Government Obligations Fund - Class X, 4.14% (f)		20,074
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,074)		20,074
	TOTAL INVESTMENTS (Cost $7,257,844) - 100.0%		7,277,461
	Liabilities in Excess of Other Assets - (0.0)% (b)		(784)
	NET ASSETS - 100.0%		$7,276,677

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security is $26 or 0.00% of net assets.
(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	Rate shown is the annualized seven-day yield as of January 31, 2023.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,257,361	$-	$26	$7,257,387
Short-Term Investments	20,074	-	-	20,074
Total Investments in Securities	$7,277,435	$-	$26	$7,277,461
^See Schedule of Investments for breakout of investments by country and sector classifications.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 10/31/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2023
Common Stocks	$26	$-	$-	$-	$-	$-	$-	$26

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 1/31/2023	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$26	Market comparable companies	Discount for lack of marketability	0.01 USD

*MMC Norilsk Nickel PJSC - ADR has been valued at $0.01 per share during the current fiscal period.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.